UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from August 1, 2014 to August 31, 2014

Commission File Number of issuing entity: 333-180147-07

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2013-4

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180147

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

8585 North Stemmons Freeway

Suite 1100-N

Dallas, Texas 75247

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

37-6551404

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes   ☒     No   ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

From time to time, Santander Consumer USA Holdings Inc. (“SCUSA Holdings”) and its wholly owned subsidiary, Santander Consumer USA Inc. (the “Servicer”), may become involved in reviews, investigations, and proceedings (both formal and informal), and information-gathering requests, by government and self-regulatory agencies. Currently, such proceedings include a civil subpoena from the Department of Justice under the Financial Institutions Reform, Recovery, and Enforcement Act of 1989 requesting the production of documents and communications that, among other things, relate to the underwriting and securitization of nonprime auto loans since 2007. Investigations, proceedings or information-gathering requests that SCUSA Holdings or Servicer are, or may become, involved in may result in adverse consequences to SCUSA Holdings or Servicer including, without limitation, adverse judgments, settlements, fines, penalties, junctions, or other actions.

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

None

ITEM 8 – Other Information.

None

ITEM 9 – Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1     Monthly Servicer’s Certificate dated September 7, 2014

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 7, 2014

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2013-4
(Issuing Entity)

By:	SANTANDER CONSUMER USA INC.
(Servicer)

By:	/s/ Jennifer Popp
Name: Jennifer Popp
Title: CAO

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate dated September 7, 2014

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